May 12, 2020
Vulcan Value Partners Small Cap Fund

FINANCIAL INVESTORS TRUST

Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund
(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED MAY 12, 2020 TO THE PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 31, 2019, AS SUBSEQUENTLY AMENDED

Effective as of May 14, 2020, the following changes are being made with respect to the Funds.

The Funds no longer charge shareholder redemption fees. Therefore, all references in the Prospectus and Statement of Additional Information to the Funds charging shareholder redemption fees are hereby deleted in their entirety.